Acquisitions & Divestitures - 2024 Acquisition (Details) - USD ($) $ in Thousands				1 Months Ended
	Oct. 29, 2024	Aug. 15, 2024	Jun. 06, 2024	Nov. 30, 2024
East Texas II
Consideration paid
Cash consideration	$ 40,329
Value of shares issued as consideration	27,453
Total consideration	67,782
Net assets acquired
Natural gas and oil properties	78,087
Asset retirement obligations, asset portion	11,902
Property, plant and equipment	1,045
Asset retirement obligations, liability portion	(11,902)
Other current liabilities	(11,350)
Net assets acquired	$ 67,782
Crescent Pass Energy (“Crescent Pass”)
Consideration paid
Cash consideration		$ 69,265
Value of shares issued as consideration		28,413
Total consideration		97,678
Net assets acquired
Natural gas and oil properties		105,737
Asset retirement obligations, asset portion		34,247
Property, plant and equipment		534
Trade receivables, net		1,926
Asset retirement obligations, liability portion		(34,247)
Other current liabilities		(10,519)
Net assets acquired		$ 97,678
Oaktree Capital Management, L.P. (“Oaktree”)
Consideration paid
Cash consideration			$ 177,550
Oaktree Seller's Note			83,348	$ 76,100
Elimination of Oaktree liability			(39,238)
Total consideration			221,660
Net assets acquired
Natural gas and oil properties			315,611
Asset retirement obligations, asset portion			63,770
Property, plant and equipment			457
Restricted cash			6,153
Derivative financial instruments, net			39,841
Asset retirement obligations, liability portion			(63,770)
Borrowings			(132,576)
Other current liabilities			(7,826)
Net assets acquired			$ 221,660